Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases
Schedule of minimum rent commitments under non-cancelable operating leases
Years Ending December 31,	RMB
2013	116,212
2014	113,716
2015	109,000
2016	101,098
2017	80,042
Thereafter	115,784
Total minimum lease payments	635,852

Schedule of total rent expense on operating leases, including contingent rent
	For Years Ended December 31,
	2010	2011	2012
	RMB
Minimum rent on real property	62,579	93,811	118,219
Contingent rent	2,790	4,213	5,330
Total	65,369	98,024	123,549